Long-Term Debt - 2018 Convertible Promissory Notes (Details) $ in Thousands	1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) item	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Long-Term Debt
Issuance costs				$ 653
Original amount of debt converted					$ 14,105	$ 14,852
Convertible Notes Payable [Member]
Long-Term Debt
Number of investors | item			2
Proceeds from issuance of convertible notes, net			$ 14,800
Issuance costs			$ 300
Interest rate (as a percent)			8.00%
Increase in interest rate at the three-month anniversary of closing			2.00%
Increase in interest rate at the one year anniversary of closing			2.00%
Fair value of the bifurcated derivatives							$ 3,600
Original amount of debt converted	$ 9,800	$ 5,000
Gain from remeasurement of bifurcated derivatives recognized upon issuance to fair value						$ 3,700
Convertible Notes Payable [Member] | Series D preferred stock
Long-Term Debt
Shares issued upon conversion of debt | shares	993,209	626,269